Offerings - Offering: 1	Sep. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,567,259,610.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 216,438.55
Offering Note	1.A The maximum number of shares of common stock, par value $0.01 per share (the "Common Stock"), of Safety Insurance Group, Inc. (referred to as the "Company") to which this transaction applies is estimated to be 14,926,282 which consists of (a) 14,522,108 outstanding shares of Common Stock, (b) 72,908 restricted shares of Common Stock that are not subject to performance-based vesting conditions, (c) 170,932 restricted shares of Common Stock that are subject to performance-based vesting conditions, and (d) 160,334 shares of Common Stock reserved for future grant of equity awards under the 2018 Long-Term Incentive Plan, as amended (excluding shares reserved for issuance upon settlement of the Company RSAs). 1.B Estimated solely for the purposes of calculating the filing fee, as of closing of the merger, the underlying value of the transaction was calculated based on the sum of (a) the product of 14,522,108 outstanding Common Shares and the per share merger consideration of $105.00, (b) the product of 72,908 restricted shares of Common Stock that are not subject to performance-based vesting conditions and the per share merger consideration of $105.00, (c) the product of 170,932 restricted shares of Common Stock that are subject to performance-based vesting conditions and the per share merger consideration of $105.00, and (d) the product of 160,334 shares of Common Stock reserved for future grant of equity awards under the 2018 Long-Term Incentive Plan, as amended (excluding shares reserved for issuance upon settlement of the Company RSAs) and the per share merger consideration of $105.00. 1.C In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Proposed Maximum Aggregate Value of Transaction by 0.00013810.